Schedule of Cash Flow, Supplemental Disclosures - Non cash transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations Incurred	€ 105	€ 236	€ 64